Stock-based compensation (Summary of RSUs) (Details) - RSUs [Member] - $ / shares shares in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Units
Balance nonvested at beginning of period (in shares)	7.1
Granted (in shares)	1.4
Vested (in shares)	(2.7)
Forfeited (in shares)	(0.8)
Balance nonvested at end of period (in shares)	5.0	7.1
Weighted-average grant date fair value
Balance nonvested at beginning of period (in usd per share)	$ 92.88
Granted (in usd per share)	166.74	$ 115.63	$ 107.01
Vested (in usd per share)	76.85
Forfeited (in usd per share)	112.53
Balance nonvested at end of period (in usd per share)	$ 118.89	$ 92.88